Goodwill and Intangible Assets - Aggregated Expected Amortization Expense (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of 2017	$ 6,803,254
2018	8,224,005
2019	738,504
2020	738,504
2021	732,752
Thereafter	2,062,060
Intangible assets, net	$ 19,299,079	$ 21,566,829	$ 28,370,079